Note 14 - Cash Flow Information (Details Textual) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement Line Items [Line Items]
Other material non-cash items	$ 0	$ 0	$ 0